OPERATING EXPENSES - Fees for services, maintenance, materials and supplies (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING EXPENSES
Maintenance and materials	$ (28,512)	$ (28,413)	$ (31,973)
Fees for services	(20,360)	(21,215)	(22,437)
Directors and Supervisory Committee's fees	(559)	(201)	(266)
Total fees for services, maintenance, materials and supplies	$ (49,431)	$ (49,829)	$ (54,676)